RETIREMENT AND SEVERANCE BENEFITS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 25,268	¥ 15,903
Service cost	16,843	7,831	¥ 7,129
Interest cost	28	21	66
Actuarial (gain) loss	4,241	7,417
Benefits paid	(4,509)	(6,488)
Foreign currency exchange rate changes	119	584
Benefit obligation at end of year	41,990	25,268	15,903
Change in plan assets:
Fair value of plan assets at beginning of year	7,447	5,557
Employer contribution	433	4,490
Benefits paid	(2,821)	(3,434)
Foreign currency exchange rate changes	807	834
Fair value of plan assets at end of year	5,866	7,447	5,557
Funded status at end of year	(36,124)	(17,821)
Accumulated benefit obligations	28,079	23,411
Amounts recognized in the consolidated balance sheets
Accrued retirement cost - current	5,037	5,301
Accrued retirement costs-noncurrent	31,087	12,520
Amount recognized	36,124	17,821
Components of net periodic retirement cost
Service cost	16,843	7,831	7,129
Interest cost	28	21	66
Amortization of net gain (loss)	1,594	(174)
Net periodic retirement cost	18,465	7,678	7,195
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial gain (loss)	(1,703)	(4,886)	¥ 1,071
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial loss	(5,781)	¥ (4,078)
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year	¥ 2,001
Weighted-average assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)	0.17%	0.21%
Rate of compensation increase (as a percent)	3.50%	6.90%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)	0.21%	0.26%	0.70%
Rate of compensation increase (as a percent)	6.90%	4.86%	2.77%
Expected future benefit payments, which reflect expected future service
2016	¥ 5,037
2017	5,615
2018	5,718
2019	5,206
2020	4,230
2021 through 2024	11,179
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 5,037